UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21561

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST III
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                    Date of reporting period: August 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III(R) PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Fixed Income            45.0%

            Equity                  44.7

            Cash Equivalents        10.3

The Fund seeks exposure to the equity markets by investing in the Oppenheimer Main Street Fund(R). Information relating to the Oppenheimer Main Street Fund's(R) portfolio holdings appears below.

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND) SECTOR ALLOCATION
--------------------------------------------------------------------------------
Financials                                                                 23.1%
--------------------------------------------------------------------------------
Information Technology                                                     14.0
--------------------------------------------------------------------------------
Health Care                                                                13.4
--------------------------------------------------------------------------------
Energy                                                                     13.3
--------------------------------------------------------------------------------
Industrials                                                                 9.7
--------------------------------------------------------------------------------
Consumer Staples                                                            8.7
--------------------------------------------------------------------------------
Consumer Discretionary                                                      8.6
--------------------------------------------------------------------------------
Utilities                                                                   3.6
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.4
--------------------------------------------------------------------------------
Materials                                                                   2.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


            7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND) TOP TEN COMMON
STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  12.7%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.5
--------------------------------------------------------------------------------
Commercial Banks                                                            8.0
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.5
--------------------------------------------------------------------------------
Insurance                                                                   5.1
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.1
--------------------------------------------------------------------------------
Computers & Peripherals                                                     3.9
--------------------------------------------------------------------------------
Health Care Providers & Services                                            3.8
--------------------------------------------------------------------------------
Software                                                                    3.6
--------------------------------------------------------------------------------
Electric Utilities                                                          3.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets.

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND) TOP TEN COMMON
STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.2%
--------------------------------------------------------------------------------
General Electric Co.                                                        3.2
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.6
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.3
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.1
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.0
--------------------------------------------------------------------------------
Intel Corp.                                                                 2.0
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.9
--------------------------------------------------------------------------------
Chevron Corp.                                                               1.8
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          1.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


            8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the since inception period (October 7, 2004 through August 31, 2005), Oppenheimer Principal Protected Main Street Fund III's(R) Class A shares had a total return of 1.76% which was below the S & P 500 Index's total return of 9.71%. The Fund's main goal is not to chase absolute returns, but to preserve investor's capital, while staying competitive with its peers. The underperformance was due to the strong overall stock market performance, especially in the end of 2004. During periods of rising stock markets, principal protected funds tend to lag behind pure stock market indices because they typically have less than 100% of their net assets invested in the equity market.

      The equity component of the Fund's portfolio is invested in shares of Oppenheimer Main Street Fund(R) and in S&P Futures. The use of S&P Futures as an alternative equity instrument allows maintaining liquidity to meet shareholder redemptions, minimizing trading costs, and taking advantage of possible imbalances in stock market fair value. The fixed income component is invested primarily in Treasury STRIPS that mature on or around the end of the seven-year Warranty Period. 3 The asset allocation of the Oppenheimer Principal Protected Main Street Fund III(R) will shift over time based on market factors such as interest rates, stock market performance and certain volatility measures. Additionally, there is a pre-defined algorithm that dictates the maximum percentage the Fund can invest in equity securities. This algorithm is based in part on current stock weightings and changes in the market environment (including interest rates, stock market performance and volatility).

      OppenheimerFunds' risk management team monitors the Fund's asset allocation and keeps the Fund's equity percentage dynamically set, depending on market conditions. In an up stock market, the Fund buys shares of the underlying fund to take advantage of stock market potential. In a down market, the Fund sells shares of the underlying fund and buys Treasury STRIPS to help limit the downside of the market. In a sideways market, the algorithm allows the Fund "to stay still" in order to avoid unnecessary trading costs.

OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III MAY NOT BE SUITABLE FOR INVESTORS WHO NEED TO REDEEM SHARES PRIOR TO MATURITY, OR WHO NEED TO RECEIVE DIVIDENDS IN CASH.

3. The Fund invests a significant portion of assets in treasury strips, which are sold at a discount and accrue to par value at maturity. For taxable income purposes the discount on these treasury strips is amortized into income daily using a level yield method over the holding period of the security, thus investors will have taxable income.


            9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund began the protection period (12/16/2004) with 37.6% invested in equity. As of 8/31/2005, the Fund has a 44.7% equity exposure 4 (through Oppenheimer Main Street Fund(R) Class Y shares and the S&P Futures). The other 45.0% and 10.3% are invested in fixed income and in cash equivalents, respectively.

      For the period October 7, 2004 through August 31, 2005, the Oppenheimer Main Street Fund(R) Class Y shares produced a total return of 9.79%, which was higher than the return of its benchmark, the S&P 500 Index, which returned 9.71%. Management of the underlying fund, the Oppenheimer Main Street Fund(R), attributes this performance to stock selection and to the fact that its overweight position in the Energy sector has more than offset its overweight in the poorly performing Mega-Cap sector.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2005. In the case of Class A, Class B, Class C and Class N shares, performance is measured from inception of the classes on 10/7/04. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

4. Please note that these official balance sheet equity weights do not include S&P Futures positions since those are "marked to market", i.e. funds move in and out of the Fund's Futures account every day as the value of the S&P Futures contracts changes. The S&P Futures, together with Oppenheimer Main Street Fund shares, contribute to the Fund's growth by taking advantage of stock market growth potential. S&P Futures (on their notional value basis) contribute an additional 9.7% to Fund's equity exposure, as of 8/31/2005.


            10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund III(R) (Class A)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Principal
                         Protected Main Street
                              Fund III(R)
                               (Class A)         S&P 500 Index
                         ---------------------   -------------
  10/07/2004                     9,425               10,000
  11/30/2004                     9,441               10,563
  02/28/2005                     9,402               10,881
  05/31/2005                     9,446               10,819
  08/31/2005                     9,591               11,135

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

Since Inception (10/7/04) -4.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (DECEMBER 16, 2011), HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


            11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund III(R) (Class B)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Principal
                         Protected Main Street
                              Fund III(R)
                               (Class B)         S&P 500 Index
                         ---------------------   -------------
  10/07/2004                    10,000               10,000
  11/30/2004                    10,007               10,563
  02/28/2005                     9,949               10,881
  05/31/2005                     9,986               10,819
  08/31/2005                     9,603               11,135

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

Since Inception (10/7/04) -3.97%


            12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund III(R) (Class C)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Principal
                         Protected Main Street
                              Fund III(R)
                               (Class C)         S&P 500 Index
                         ---------------------   -------------
  10/07/2004                    10,000               10,000
  11/30/2004                    10,007               10,563
  02/28/2005                     9,951               10,881
  05/31/2005                     9,991               10,819
  08/31/2005                    10,011               11,135

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

Since Inception (10/7/04) 0.11%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (DECEMBER 16, 2011), LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


            13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund III(R) (Class N)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Principal
                         Protected Main Street
                              Fund III(R)
                               (Class N)         S&P 500 Index
                         ---------------------   -------------
  10/07/2004                    10,000               10,000
  11/30/2004                    10,013               10,563
  02/28/2005                     9,970               10,881
  05/31/2005                    10,023               10,819
  08/31/2005                    10,057               11,135

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

Since Inception (10/7/04) 0.57%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (DECEMBER 16, 2011), LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


            14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

The Fund has entered into a warranty agreement with Merrill Lynch Bank USA, "the warranty provider" to make sure that the value of each shareholder's account on the maturity date (December 16, 2011) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The warranty is solely the obligation of the warranty provider to the Fund, not to shareholders. The warranty does not guarantee performance of the Fund. The ability of the Fund to maintain the value of your original investment is dependent on the ability of the warranty provider to make a payment to the Fund on the maturity date.

The principal risks of an investment in the Fund during the Warranty Period and the Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.


            15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
--------------------------------------------------------------------------------

Shareholders could lose money by investing in this Fund. A shareholder's warranted amount will be reduced, as more fully described in the prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if there are extraordinary expenses incurred by the Fund (as such expenses are not covered by the Warranty Agreement), if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement, or if the Warranty Provider fails to or is unable to meet its obligations under the Warranty Agreement.

The warranty is solely the obligation of the warranty provider. It is possible that the financial position of the warranty provider may deteriorate. Shareholders could lose money if the warranty provider fails to or is unable to perform its obligations under the warranty. The Fund's assets and the obligations of the warranty provider are not guaranteed by Merrill Lynch & Co., Inc. (the warranty provider's parent company), the United States Government, the Manager or any other entity or person. The lack of a guarantee of the warranty provider's obligations under the warranty presents some risks to shareholders if the warranty provider fails or is unable to honor its obligations to the Fund on the Maturity Date under the warranty.

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The warranty provider's obligation to make payment to the Fund is not guaranteed by any entity and the Fund is not obligated to replace the warranty provider should it be unable to make the payments necessary to support the warranted amount. The warranty agreement fees increase the Fund's expenses that you pay and therefore the expenses of this Fund will be higher than the expenses of a Fund that does not offer principal protection.

The Fund offered its shares to the public from October 7, 2004 through December 10, 2004. From December 16, 2004, and until December 16, 2011, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


            17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (3/1/05)     (8/31/05)    AUGUST 31, 2005
--------------------------------------------------------------------------------
Class A Actual                         $ 1,000.00   $ 1,020.10   $  5.97
--------------------------------------------------------------------------------
Class A Hypothetical                     1,000.00     1,019.31      5.97
--------------------------------------------------------------------------------
Class B Actual                           1,000.00     1,015.40     10.57
--------------------------------------------------------------------------------
Class B Hypothetical                     1,000.00     1,014.77     10.57
--------------------------------------------------------------------------------
Class C Actual                           1,000.00     1,016.10     10.16
--------------------------------------------------------------------------------
Class C Hypothetical                     1,000.00     1,015.17     10.16
--------------------------------------------------------------------------------
Class N Actual                           1,000.00     1,018.70      7.51
--------------------------------------------------------------------------------
Class N Hypothetical                     1,000.00     1,017.80      7.50

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.17%
--------------------------------
Class B                2.07
--------------------------------
Class C                1.99
--------------------------------
Class N                1.47

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


           18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                                                VALUE
                                                                              SHARES       SEE NOTE 1
------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--44.9%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y 1 (Cost $36,882,256)                   1,044,231     $ 37,989,141

                                                                           PRINCIPAL
                                                                              AMOUNT
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--45.2%
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.06%, 11/15/11 2,3,4 (Cost $37,900,321)   $ 48,630,000       38,288,976

------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.3% 4
------------------------------------------------------------------------------------------------------
Undivided interest of 1.75% in joint repurchase agreement (Principal
Amount/Value $500,739,000, with a maturity value of $500,787,961)
with Cantor Fitzgerald & Co./Cantor Fitzgerald Securities, 3.52%,
dated 8/31/05, to be repurchased at $8,770,858 on 9/1/05,
collateralized by U.S. Treasury Bonds, 6.25%--7.50%,
11/15/16--8/15/23, with a value of $468,462,803 and U.S. Treasury
Nts., 6.50%, 2/15/10, with a value of $43,204,980 (Cost $8,770,000)        8,770,000        8,770,000

------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $83,552,577)                                 100.4%      85,048,117
------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (0.4)        (358,774)
                                                                        ------------------------------

NET ASSETS                                                                     100.0%    $ 84,689,343
                                                                        ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated company. Represents ownership of an affiliated fund, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2005 amounts to $37,989,141. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES        GROSS         GROSS             SHARES
                                        AUGUST 31, 2004    ADDITIONS    REDUCTIONS    AUGUST 31, 2005
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                  --    1,044,231            --          1,044,231

                                                                             VALUE           DIVIDEND
                                                                        SEE NOTE 1             INCOME
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                    $37,989,141                $--

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $830,657. See Note 5 of Notes to Financial Statements.

4. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------
Investments, at value (including cost and market value of
$8,770,000 in repurchase agreements)--see accompanying
statement of investments:
Unaffiliated companies (cost $46,670,321)                             $    47,058,976
Affiliated companies (cost $36,882,256)                                    37,989,141
                                                                      ----------------
                                                                           85,048,117
--------------------------------------------------------------------------------------
Cash                                                                           10,959
--------------------------------------------------------------------------------------
Receivables and other assets:
Futures margins                                                                86,400
Interest                                                                          858
Other                                                                           3,060
                                                                      ----------------
Total assets                                                               85,149,394

--------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                        282,687
Warranty agreement fees                                                        86,959
Distribution and service plan fees                                             36,259
Legal, auditing and other professional fees                                    16,006
Shareholder communications                                                      9,661
Transfer and shareholder servicing agent fees                                   5,418
Custodian fees                                                                  2,386
Trustees' compensation                                                          1,729
Other                                                                          18,946
                                                                      ----------------
Total liabilities                                                             460,051

--------------------------------------------------------------------------------------
NET ASSETS                                                            $    84,689,343
                                                                      ================

--------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $         2,786
--------------------------------------------------------------------------------------
Additional paid-in capital                                                 83,535,469
--------------------------------------------------------------------------------------
Accumulated net investment income                                             391,373
--------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                 (797,600)
--------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                  1,557,315
                                                                      ----------------
NET ASSETS                                                            $    84,689,343
                                                                      ================


            20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$40,981,498 and 1,344,321 shares of beneficial interest outstanding)           $30.48
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                             $32.34
--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$20,856,114 and 688,440 shares of beneficial interest outstanding)             $30.29
--------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$21,414,142 and 706,483 shares of beneficial interest outstanding)             $30.31
--------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,437,589
and 47,237 shares of beneficial interest outstanding)                          $30.43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF OPERATIONS  For the Period Ended August 31, 2005 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $     1,439,713

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         336,743
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  81,542
Class B                                                                 166,793
Class C                                                                 166,924
Class N                                                                   5,696
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  18,989
Class B                                                                  17,898
Class C                                                                   9,371
Class N                                                                     507
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   9,051
Class B                                                                   9,633
Class C                                                                   4,821
Class N                                                                     244
--------------------------------------------------------------------------------
Warranty agreement fees                                                 364,618
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,045
--------------------------------------------------------------------------------
Custodian fees and expenses                                               3,906
--------------------------------------------------------------------------------
Other                                                                    51,240
                                                                ----------------
Total expenses                                                        1,253,021
Less reduction to custodian expenses                                       (300)
Less waivers and reimbursements of expenses                            (172,607)
                                                                ----------------
Net expenses                                                          1,080,114

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   359,599

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on:
Investments                                                            (114,057)
Closing of futures contracts                                           (683,543)
                                                                ----------------
Net realized loss                                                      (797,600)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           1,495,540
Futures contracts                                                        61,775
                                                                ----------------
Net change in unrealized appreciation                                 1,557,315

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     1,119,314
                                                                ================

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED AUGUST 31,                                                   2005 1
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                           $      359,599
--------------------------------------------------------------------------------
Net realized loss                                                     (797,600)
--------------------------------------------------------------------------------
Net change in unrealized appreciation                                1,557,315
                                                                ----------------
Net increase in net assets resulting from operations                 1,119,314

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (66,038)
Class B                                                                (13,002)
Class C                                                                (16,445)
Class N                                                                 (2,062)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                             40,270,940
Class B                                                             20,664,488
Class C                                                             21,209,500
Class N                                                              1,419,648

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                                      84,586,343
--------------------------------------------------------------------------------
Beginning of period                                                    103,000 2
                                                                ----------------
End of period (including accumulated net investment income
of $391,373 at August 31, 2005)                                 $   84,689,343
                                                                ================

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Reflects the value of the Manager's seed money investment on September 2, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                             CLASS A         CLASS B
PERIOD ENDED AUGUST 31,                                                       2005 1          2005 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $    30.00        $  30.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                            .25 2           .03 2
Net realized and unrealized gain                                                 .28             .28
                                                                          -----------------------------
Total from investment operations                                                 .53             .31
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                            (.05)           (.02)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $    30.48        $  30.29
                                                                          =============================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                              1.76%           1.03%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $   40,981        $ 20,856
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $   36,571        $ 18,576
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                           0.93%           0.10%
Total expenses                                                                  1.45% 5         2.27% 6
Expenses after payments and waivers and reduction to  custodian expenses        1.20%           2.02%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           37%             37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses was as follows:
           Year Ended August 31, 2005     1.66%

6. Expenses paid including all underlying fund expenses was as follows:
           Year Ended August 31, 2005     2.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                           CLASS C      CLASS N
PERIOD ENDED AUGUST 31,                                                     2005 1       2005 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $  30.00     $  30.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                          .05 2        .19 2
Net realized and unrealized gain                                               .28          .28
                                                                          ------------------------
Total from investment operations                                               .33          .47
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          (.02)        (.04)
--------------------------------------------------------------------------------------------------

Net asset value, end of period                                            $  30.31     $  30.43
                                                                          ========================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                            1.11%        1.57%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $ 21,414     $  1,438
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $ 18,591     $  1,269
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                         0.17%        0.69%
Total expenses                                                                2.21% 5      1.70% 6
Expenses after payments and waivers and reduction to custodian expenses       1.96%        1.45%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         37%          37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses was as follows:
            Year Ended August 31, 2005       2.42%

6. Expenses paid including all underlying fund expenses was as follows:
            Year Ended August 31, 2005       1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund III (the Fund), a series of Oppenheimer Principal Protected Trust III, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund were offered during the Offering Period (October 7, 2004 to December 10, 2004). Shares are not offered during the Warranty Period (December 16, 2004 to December 16, 2011) to the Maturity Date (December 16,
2011) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the Underlying Fund) and certain U.S. government securities. The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares were sold only through retirement plans. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 90 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.


            26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

      The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person.

      The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders. The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

      During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long-term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the


            27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED      OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM               LOSS     FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2           TAX PURPOSES
   ------------------------------------------------------------------------
   $392,416                   $--           $668,436             $1,428,151

1. As of August 31, 2005, the Fund had $668,436 of post-October losses available to offset future realized capital gains, if any. Such losses, if utilized, will expire in 2014.

2. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                        INCREASE TO
                        ACCUMULATED
   REDUCTION TO      NET INVESTMENT
   PAID-IN CAPITAL           INCOME
   --------------------------------
   $129,321                $129,321


            28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

The tax character of distributions paid during the period ended August 31, 2005 is as follows:

                                                  PERIOD ENDED
                                             AUGUST 31, 2005 1
                  --------------------------------------------
                  Distributions paid from:
                  Ordinary income                      $97,547

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities          $83,619,966
              Federal tax cost of other investments     8,287,650
                                                      -----------
              Total federal tax cost                  $91,907,616
                                                      ===========
              Gross unrealized appreciation           $ 1,428,151
              Gross unrealized depreciation                    --
                                                      -----------
              Net unrealized appreciation             $ 1,428,151
                                                      ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


            29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           PERIOD ENDED AUGUST 31, 2005 1,2
                                   SHARES            AMOUNT
------------------------------------------------------------
CLASS A
Sold                            1,409,972      $ 42,344,087
Dividends and/or
distributions reinvested            2,071            62,286
Redeemed                          (71,055)       (2,135,433)
                             -------------------------------
Net increase                    1,340,988      $ 40,270,940
                             ===============================

------------------------------------------------------------
CLASS B
Sold                              718,613      $ 21,566,270
Dividends and/or
distributions reinvested              390            11,721
Redeemed                          (30,596)         (913,503)
                             -------------------------------
Net increase                      688,407      $ 20,664,488
                             ===============================

------------------------------------------------------------
CLASS C
Sold                              728,238      $ 21,857,729
Dividends and/or
distributions reinvested              377            11,343
Redeemed                          (22,165)         (659,572)
                             -------------------------------
Net increase                      706,450      $ 21,209,500
                             ===============================


            30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                           PERIOD ENDED AUGUST 31, 2005 1,2
                                   SHARES            AMOUNT
------------------------------------------------------------
CLASS N
Sold                               50,935     $   1,529,775
Dividends and/or
distributions reinvested               68             2,033
Redeemed                           (3,799)         (112,160)
                           ---------------------------------
Net increase                       47,204     $   1,419,648
                           =================================

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. The Fund sold 3,333 shares of Class A at a value of $100,000 and 33 shares of Class B, Class C and Class N at a value of $1,000, respectively, to the Manager upon seeding of the Fund on September 2, 2004.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                             PURCHASES         SALES
           ---------------------------------------------------------
           Investment securities            $36,885,365   $       --
           U.S. government and government
           agency obligations                62,670,268   25,793,747

--------------------------------------------------------------------------------
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund. That fee will apply during the Warranty Period and the Post-Warranty Period. The management fee shall be reduced to 0.40% per annum of average annual net assets of the Fund in any month during the Warranty Period following a month where the Fund's investment in equity securities (including shares of the Underlying Fund) is, on average, less than 10% of net assets, If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended August 31, 2005, the Fund paid $41,347 to OFS for services to the Fund.


            31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES Continued

OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $714,393, $37,278 and $12,501, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


            32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED       DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
August 31, 2005     $  228,623           $  --       $  41,608        $  6,863           $  91

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager will reimburse the Fund for expenses equal to the Underlying Fund expenses paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the period ended August 31, 2005, the Manager reimbursed the Fund $139,710 for such Underlying Fund expenses.

      The Manager voluntarily agreed to waive its management fee and assume all expenses of the Fund, with the exception of the 12b-1fee, during the Offering Period. During the period ended August 31, 2005, the Manager reimbursed the Fund $32,897.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and


            33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 2005, the Fund had outstanding futures contracts as follows:

                              EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                DATE   CONTRACTS   AUGUST 31, 2005   APPRECIATION
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index     12/15/05          27       $ 8,287,650       $ 61,775

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Principal Protected Main Street Fund III, a series of Oppenheimer Principal Protected Trust III, including the statement of investments, as of August 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 7, 2004 (commencement of operations) to August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Principal Protected Main Street Fund III as of August 31, 2005, the results of its operations, the statement of changes in net assets and the financial highlights for the period from October 7, 2004 (commencement of operations) to August 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 17, 2005


            35 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.0468, $0.0182, $0.0226 and $0.0405 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 31, 2004, none of which was designated as a "capital gain distribution" for federal income tax purposes.

      None of the dividends paid by the Fund during the year ended August 31, 2005 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $214,411 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


            36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            37 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. For the initial approval of the Fund's investment advisory agreement, the Board considered the factors discussed below.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Fund's advisory agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The investment advisory agreement requires the Manager, at its expense, to provide the Fund with office space, facilities and equipment; administrative, clerical, legal and compliance personnel; marketing and sales support; securities trading services; oversight of third party service providers and the services of the Manager's Asset Allocation Team, who will provide advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has also received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of the Fund's portfolio managers and the Manager's risk management team, equity and balanced funds investment team and fixed income investment team and analysts. The allocation of the Fund's assets between shares of Oppenheimer Main Street Fund and fixed-income securities has been managed by Rudi Schadt since the Fund's inception in October 2004. Mr. Schadt is a Vice President of the Fund and a Vice President, Director of Research in Product Design and Risk Management of the Manager. He has had over 12 years of risk management and equity/global experience. The Fund's fixed-income component has been managed by Angelo Manioudakis since the Fund's inception in October 2004. Mr. Manioudakis is a Vice President of the Fund and a Senior Vice President of the


            38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Manager and has had over 12 years of experience managing fixed-income investments. The Board also considered the historical performance of other funds advised by the Manager.

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates. The Board also considered the other expenses that will be borne both directly and indirectly by the Fund and the comparability of the fees and services of the Fund to the fees and services of other types of entities advised by the Manager. The Board discussed the services the Manager performs for Oppenheimer Main Street Fund and the services the Manager will perform for the Fund and concluded that the advisory fee to be charged is based on services provided that are in addition to, rather than duplicative of, services provided under the investment advisory agreement with Oppenheimer Main Street Fund. The Board also considered that the Manager will reimburse the Fund for the full amount of its pro-rata share of the expenses, other than extraordinary expenses, that it incurs from investing in shares of Oppenheimer Main Street Fund.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also considered the cost of services to be provided by the Manager and its affiliates. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund. The Board also considered that the Manager has agreed to reduce its fees, in certain circumstances, based on the percentage of the Fund's assets that is invested in debt securities.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager would be a benefit to the Fund and would be in the best interest of the Fund's shareholders and that


            39 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the amount and structure of the compensation to be received by the Manager and its affiliates from the Fund are reasonable in relation to the services provided. Accordingly, the Board approved the Fund's initial investment advisory agreement. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   40 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE        NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                         THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                            CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                    RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,               Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board               Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994), and
of Trustees (since 2003)            The El Paso Mortgage Company (since 1993); Chairman of the following private
and Trustee (since 2004)            companies: Ambassador Media Corporation (since 1984) and Broadway Ventures (since
Age: 68                             1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991)
                                    and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (since
                                    2002); former Chairman of the following: Transland Financial Services, Inc.
                                    (private mortgage banking company) (1997-2003), Great Frontier Insurance
                                    (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                    (1995-2000); former Director of the following: UNUMProvident (insurance company)
                                    (1991-2004), Storage Technology Corporation (computer equipment company)
                                    (1991-2003) and International Family Entertainment (television channel)
                                    (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                     Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 2004)                equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 74                             Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                    & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                    (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                    Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                    1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset
                                    Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                    Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 2004)                (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 69                             Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                    of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                    Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

EDWARD L. CAMERON,                  Member of The Life Guard of Mount Vernon (George Washington historical site)
Trustee (since 2004)                (since June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May
Age: 67                             2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June
                                    1999); Chairman of Price Waterhouse LLP Global Investment Management Industry
                                    Services Group (July 1994-June 1998). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

JON S. FOSSEL,                      Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 2004)                Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                             Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                    Mountain Elk Foundation (non-profit organization) (February 1998-February 2003);
                                    Chairman and Director (until October 1996) and President and Chief Executive
                                    Officer (until October 1995) of the Manager; President, Chief Executive Officer
                                    and Director of the following: Oppenheimer Acquisition Corp.


            41 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                      ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
Continued                           Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                       Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 2004)                Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 64                             companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

BEVERLY L. HAMILTON,                Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2004)                (since February 2000); Director of The California Endowment (philanthropic
Age: 59                             organization) (since April 2002); Director of Community Hospital of Monterey
                                    Peninsula (since February 2002); Director of American Funds' Emerging Markets
                                    Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                                    Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit
                                    Suisse First Boston's Sprout venture capital unit (venture capital fund)
                                    (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company)
                                    (1996-June 2004); Trustee of MML Series Investment Fund (investment company)
                                    (April 1989-June 2004); Member of the investment committee of Hartford Hospital
                                    (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees
                                    38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                   Director of Jones International University (educational organization) (since
Trustee (since 2004)                August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 61                             State Bank (commercial banking) (since August 2003); Director of Colorado UpLIFT
                                    (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation
                                    (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado
                                    (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April
                                    1999); Director of Commercial Assets, Inc. (real estate investment trust)
                                    (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of
                                    U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                                    38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,           Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2004)                (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                             company) (since 1996), the Springfield Library and Museum Association (museums)
                                    (since 1995) and the Community Music School of Springfield (music school) (since
                                    1996); Chairman and Trustee (since 2003) and Chairman of the Investment Committee
                                    (since 1994) of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999);
                                    Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                    (January 1999-July 1999); Member of the Investment Committee of the Community
                                    Foundation of Western Massachusetts (1998-2003); and Executive Vice President of
                                    Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999).
                                    Oversees 40 portfolios in the OppenheimerFunds complex.


            42 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                         FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                    TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                    DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                    OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                       (since September 2000) of the Manager; President and Director or Trustee of other
Principal Executive Officer         Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                        Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
and Trustee                         Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
(since 2004)                        November 2001); Chairman and Director of Shareholder Services, Inc. and of
Age: 56                             Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                    (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                    (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                    Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                    Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                    (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                    Investments, Inc. (since July 2001); President (since November 2001) and Director
                                    (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                    President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                    (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                    Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                    Operating Officer of the Manager (September 2000-June 2001); President and Trustee
                                    of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                    (September 1999-August 2000); President, Chief Executive Officer and Director of
                                    MML Bay State Life Insurance Company (September 1999-August 2000); Director of
                                    Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                                    Emerald Isle Bancorp) (June 1989-June 1998). Oversees 87 portfolios as a Trustee or Director and officer in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                      THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                         MANIOUDAKIS, SCHADT, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                    11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S.
                                    TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR
                                    UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,              Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President                      Management Corporation (since April 2002) and of OFI Institutional Asset
(since 2004)                        Management, Inc. (since June 2002). Formerly Executive Director and portfolio
Age: 38                             manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                                    Management (August 1993-April 2002). An officer of 14 portfolios in the
                                    OppenheimerFunds complex.

RUDI SCHADT,                        Vice President, Director of Research, Product Design and Risk Management of the
Vice President                      Manager. Prior to joining the Manager in February 2002 he was a Director and
(since 2004)                        Senior Quantitative Analyst (September 2000-April 2001) at UBS Asset Management
Age: 47                             prior to which he was an Associate Director and Senior Researcher (June
                                    1997-August 2000) at State Street Global Investors. An officer of 2 portfolios in the OppenheimerFunds complex.


            43 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                  2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer            Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                        President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 55                             officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and                       of the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and             Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                  Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 2004)                        Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 46                             and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                    Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                    Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                    OAC (since March 1999), Centennial Asset Management Corporation (March
                                    1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                    Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                    Services Division (March 1995-March 1999). An officer of 87 portfolios in the
                                    OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary        2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2004)                        December 2001); General Counsel of Centennial Asset Management Corporation (since
Age: 57                             December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                    Management Corporation (since December 2001); Secretary and General Counsel of OAC
                                    (since November 2001); Assistant Secretary (since September 1997) and Director
                                    (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                    plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                    December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                    November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                    Financial Services, Inc. and Shareholder Services, Inc. (since December 2001);
                                    Senior Vice President, General Counsel and Director of OFI Private Investments,
                                    Inc. and OFI Trust Company (since November 2001); Vice President of
                                    OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and
                                    General Counsel of OFI Institutional Asset Management, Inc. (since November 2001);
                                    Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                    President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                    2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                    Assistant Secretary of the following: Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                    2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


            44 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $21,500 during the period October 7, 2004 (commencement of operations) through August 31, 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period October 7, 2004 (commencement of operations) through August 31, 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 during the period October 7, 2004 (commencement of operations) through August 31, 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: seed money audit.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period October 7, 2004 (commencement of operations) through August 31, 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the period October 7, 2004 (commencement of operations) through August 31, 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period October 7, 2004 (commencement of operations) through August 31, 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the period October 7, 2004 (commencement of operations) through August 31, 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $5,000 during the period October 7, 2004 (commencement of operations) through August 31, 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005


By:    /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted

       Principal Financial Officer

Date:  October 17, 2005